UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-05767

DWS Strategic Municipal Income Trust

(Name of Registrant)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Office)

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below.

(1)       Titles of the classes of securities of DWS Strategic Municipal Income Trust (the “Fund”) to be redeemed:

Variable Rate MuniFund Term Preferred Shares, Series 2020-1, par value $0.01 per share (CUSIP # 23342Q 408) (“VMTP Shares”).

(2)       Dates on which the securities are anticipated to be redeemed:

All VMTP Shares are expected to be redeemed on October 16, 2024 as part of the previously announced liquidation of the Fund.

The redemptions may be effected on a later date due to market conditions or otherwise.

(3)       Applicable provisions of the governing instruments pursuant to which the securities are to be redeemed:

The VMTP Shares are to be redeemed pursuant to Section 7 of the Plan of Liquidation and Termination of the Fund adopted by the Board of Trustees of the Fund and Sections 2.3 and 2.6 of the Fund’s Statement Establishing and Fixing the Rights and Preferences of Variable Rate MuniFund Term Preferred Shares.

(4)       The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem all outstanding VMTP Shares, as set forth below:

Series	Number of Shares
Variable Rate MuniFund Term Preferred Shares, Series 2020-1	600

Signature Page Follows

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 11th day of September, 2024.

DWS Strategic Municipal Income Trust

By: /s/John Millette

Name: John Millette

Title: Vice President & Secretary